Customer Accounts - Schedule of Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deposit Liabilities [Line Items]
Checking accounts, .15% and under	$ 2,721,721	$ 2,555,766
Passbook and statement accounts, .10% and under	820,980	700,794
Insured money market accounts, .01% to .15%	2,462,891	2,564,318
Time deposit accounts
Less than 1.00%	3,268,272	3,126,119
1.00% to 1.99%	1,292,612	1,177,356
2.00% to 2.99%	34,376	501,409
3.00% to 3.99%	0	5,156
4.00% and higher	0	785
Total time deposits	4,595,260	4,810,825
Customer accounts	10,600,852	10,631,703
Within 1 year	2,894,900	2,862,313
1 to 2 years	798,309	1,068,792
2 to 3 years	293,058	321,118
Over 3 years	608,993	558,602
Customer accounts greater than $250,000	$ 2,250,622	$ 2,096,690
Minimum
Deposit Liabilities [Line Items]
Money market rate	0.01%	0.01%
Maximum
Deposit Liabilities [Line Items]
Checking rate	0.15%	0.15%
Passbook and statement rate	0.10%	0.10%
Money market rate	0.15%	0.15%